CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - RUB (₽) ₽ in Millions	Dec. 31, 2021	Dec. 31, 2020
Non-current assets
Property and equipment	₽ 49	₽ 31
Right-of-use assets	98	125
Goodwill	785
Intangible assets	1,197	257
Deferred tax assets	226	237
Other non-current assets	15	9
Total non-current assets	2,370	659
Current assets
Inventories	108
Advances paid and prepaid expenses	93	88
Trade and other receivables	408	154
Prepaid income tax	4
Cash and cash equivalents	2,419	449
Other current assets	198	20
Total current assets	3,230	711
Total assets	5,600	1,370
Equity
Share capital	2
Share premium	7,614	125
Equity-settled employee benefits reserves	110
Accumulated losses	(3,854)	(997)
Total equity	3,872	(872)
Non-current liabilities
Employee share-based payment liability		636
Lease liabilities	48	77
Deferred tax liabilities	135	28
Deferred income	125
Total non-current liabilities	308	741
Current liabilities
Borrowings		728
Contract liabilities	425	332
Trade and other payables	619	316
Income tax payable	59	15
Other taxes payable	241	74
Lease liabilities	43	36
Deferred income	33
Total current liabilities	1,420	1,501
Total liabilities	1,728	2,242
Total liabilities and equity	₽ 5,600	₽ 1,370